Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

The Company and its subsidiaries entered into premises lease agreements that will expire between 2018 and 2025.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2017, are as follows:

U.S. dollars in thousands
Years ending December 31:
2018	$503
2019	504
2020	213
2021	50
2022-2025	158
$1,428

Rental expense totaled $489 thousand, $542 thousand and $529 thousand in the years ended December 31, 2017, 2016 and 2015, respectively.

b.	Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2017, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $45 thousand.